3. Investment in associates (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Current assets	$ 5,810,625	$ 4,317,374
Non-current assets	11,268,344	8,405,587
Current liabilities	5,898,146	4,299,613
Non-current liabilities	3,819,823	3,269,332
Less: non-controlling interests	289,035	6,717
Total	7,071,965	5,147,299
Carrying amount of the investment	985,646	307,012
Revenues	5,956,596	3,562,721	$ 2,654,180
Net income for the year	3,493,999	1,768,836	1,341,998
Share in the net income of associate	$ 715,001	147,513	43,390
Associate 1
Disclosure of associates [line items]
Name of associate	Termoeléctrica José de San Martin S.A.
Current assets	$ 140,389	118,198
Non-current assets	7,679	8,282
Current liabilities	(58,631)	(58,467)
Non-current liabilities	(6,291)	(4,609)
Net assets	83,146	63,404
Carrying amount of the investment	25,671	19,576
Revenues	244,628	182,796	140,019
Net income for the year	71,961	51,488	39,239
Share in the net income of associate	$ 22,218	15,897	11,958
Associate 2
Disclosure of associates [line items]
Name of associate	Termoeléctrica Manuel Belgrano S.A.
Current assets	$ 142,969	128,127
Non-current assets	3,644	2,398
Current liabilities	(49,005)	(45,791)
Non-current liabilities	(4,725)	(3,186)
Net assets	92,883	81,548
Carrying amount of the investment	28,744	25,236
Revenues	257,407	205,218	148,945
Net income for the year	76,122	67,707	47,561
Share in the net income of associate	$ 23,557	20,953	14,494
Associate 4
Disclosure of associates [line items]
Name of associate	Inversora de Gas Centro S.A.
Current assets	$ 2,113,190	1,450,839
Non-current assets	911,271	1,300,375
Current liabilities	(1,692,212)	(2,151,646)
Non-current liabilities	(131,662)	(168,178)
Net assets	1,200,587	431,390
Less: non-controlling interests	(622,780)	(200,686)
Total	577,807	230,704
Carrying amount of the investment	254,813	101,740
Revenues	332,931	70,744	9,388
Net income for the year	347,104	92,349	21,508
Share in the net income of associate	$ 153,073	40,726	10,539
Associate 5
Disclosure of associates [line items]
Name of associate	Distribuidora de Gas del Centro S.A.
Current assets	$ 1,632,747	1,375,072
Non-current assets	873,411	1,256,813
Current liabilities	(1,193,139)	(2,096,622)
Non-current liabilities	(124,752)	(127,530)
Net assets	1,188,267	407,733
Carrying amount of the investment	204,382	70,130
Revenues	3,656,921	2,239,906	770,342
Net income for the year	780,535	166,174	28,487
Share in the net income of associate	$ 134,252	28,582	5,444
Associate 3
Disclosure of associates [line items]
Name of associate	Inversora de Gas Cuyana S.A.
Current assets	$ 1,297,922	1,094,417
Non-current assets	719,515	995,997
Current liabilities	(884,304)	(1,533,812)
Non-current liabilities	(35,643)	(44,982)
Net assets	1,097,490	511,620
Less: non-controlling interests	(604,564)	(325,265)
Total	492,926	186,355
Carrying amount of the investment	217,380	82,183
Revenues	2,813,506	1,612,252	569,294
Net income for the year	306,569	76,798	6,349
Share in the net income of associate	$ 135,197	33,868	8,083
Associate 6
Disclosure of associates [line items]
Name of associate	Transportadora de Gas del Mercosur S.A.
Current assets	$ 2,014,585
Non-current assets	150,681
Current liabilities	(892,510)
Net assets	1,272,756
Carrying amount of the investment	254,551	6,884
Revenues	683
Net income for the year	1,238,335
Share in the net income of associate	$ 247,667	$ 0	$ 0